March 17, 2008

Supplement

SUPPLEMENT DATED MARCH 17, 2008 TO THE PROSPECTUS OF
MORGAN STANLEY HEALTH SCIENCES TRUST
Dated November 30, 2007

The second paragraph of the section of the Prospectus entitled ‘‘The Fund — Fund Management’’ is hereby deleted and replaced with the following:

The Fund is managed within the Sector Funds team. The team consists of portfolio managers and analysts. The current member of the team primarily responsible for the day-to-day management of the Fund’s portfolio and execution of the overall strategy of the Fund is Mary Jayne Maly, a Managing Director of the Investment Adviser.

Ms. Maly has been associated with the Investment Adviser in an investment management capacity since 1992 and began managing the Fund in March 2005.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

HCRSPT

March 17, 2008

Supplement

SUPPLEMENT DATED MARCH 17, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY HEALTH SCIENCES TRUST
Dated November 30, 2007

The second paragraph of the section of the Fund’s Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Other Accounts Managed by the Portfolio Manager’’ is hereby deleted.

The section of the Fund’s Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Securities Ownership of Portfolio Manager’’ with reference to Scott Miller is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE